Financial Instruments - Summary of Carrying Amounts of Financial Assets and Liabilities (Detail) - MXN ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 109,506,711	$ 97,851,754	$ 110,530,917	$ 163,532,513
Investments in joint ventures, associates	16,938,755	16,707,364	$ 21,023,163
Suppliers	(109,471,364)	(139,955,378)
Debt	(2,099,656,515)	(2,153,383,220)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	27,141,083	30,113,454
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	1,056,918	1,056,918
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(14,958,973)	(17,745,979)
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	28,198,001	31,170,372
Cash and cash equivalents	109,506,710	97,851,754
Accounts receivable	171,537,070	170,645,678
Investments in joint ventures, associates	16,938,755	16,707,364
Long-term notes receivable	149,360,776	148,492,909
Financial assets not measured at fair value	447,343,311	433,697,705
Financial liabilities measured at fair value	(14,958,973)	(17,745,979)
Suppliers	(109,471,364)	(139,955,378)
Accounts payable	(21,301,855)	(23,211,845)
Debt	(2,070,332,329)	(2,037,875,071)
Financial liabilities not measured at fair value	(2,201,105,548)	2,201,042,294
Carrying amount [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	27,141,083	30,113,454
Carrying amount [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	1,056,918
Cash and cash equivalents		97,851,754
Accounts receivable		170,645,678
Financial assets not measured at fair value		268,497,432
Carrying amount [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	109,506,710
Accounts receivable	171,537,070
Investments in joint ventures, associates	16,938,755
Long-term notes receivable	149,360,776
Financial assets not measured at fair value	447,343,311
Carrying amount [member] | Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Investments in joint ventures, associates		16,707,364
Long-term notes receivable		148,492,909
Financial assets not measured at fair value		165,200,273
Carrying amount [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		1,056,918
Carrying amount [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	27,141,083	30,113,454
Carrying amount [member] | Derivatives [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	27,141,083	30,113,454
Carrying amount [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	1,056,918	1,056,918
Carrying amount [member] | Equity instruments [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	1,056,918
Carrying amount [member] | Equity instruments [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		1,056,918
Carrying amount [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(14,958,973)	(17,745,979)
Carrying amount [member] | Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Suppliers	(109,471,364)	(139,955,378)
Accounts payable	(21,301,855)	(23,211,845)
Debt	(2,070,332,329)	(2,037,875,071)
Financial liabilities not measured at fair value	(2,201,105,548)	2,201,042,294
Carrying amount [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(14,958,973)	(17,745,979)
Carrying amount [member] | Derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(14,958,973)	(17,745,979)
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Debt	(2,099,656,515)	(2,153,383,220)
Level 2 [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	27,141,083	30,113,454
Level 2 [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	1,056,918	1,056,918
Level 2 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	$ (14,958,973)	$ (17,745,979)